Notes to the consolidated financial statements - Summary of upfront payments and related revenues recognized (Details) € in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 EUR (€)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Minimum | GSK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments received or receivable	€ 10,000
Research services combined with an IP license
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront and milestones payments included in contract liabilities	133,853			€ 142,095
Revenue recognized from upfront and milestones payments	18,243	€ 7,653
Research services combined with an IP license | CRISPR
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments received or receivable	2,524		$ 3,000
Upfront and milestones payments included in contract liabilities	1,162			1,239
Revenue recognized from upfront and milestones payments	77	77
Research services combined with an IP license | Boehringer Ingelheim
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments received or receivable	30,000
Revenue recognized from upfront and milestones payments		467
Research services combined with an IP license | Genmab
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments received or receivable	8,937		$ 10,000
Upfront and milestones payments included in contract liabilities	4,915			5,362
Revenue recognized from upfront and milestones payments	447	447
Research services combined with an IP license | GSK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments received or receivable	205,000
Upfront and milestones payments included in contract liabilities	127,776			€ 135,494
Revenue recognized from upfront and milestones payments	€ 17,719	€ 6,662